Document and Entity Information	Jun. 24, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000916183
Document Type	8-K
Document Period End Date	Jun. 24, 2026
Entity Registrant Name	PIMCO Strategic Income Fund, Inc.
Entity Incorporation State Country Code	MD
Entity File Number	811-08216
Entity Tax Identification Number	94-3194834
Entity Address, Address Line One	1633 Broadway
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	(844)
Local Phone Number	337-4626
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common shares
Trading Symbol	RCS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false